EVENTS AFTER REPORTING DATE	12 Months Ended
Dec. 31, 2017
EVENTS AFTER REPORTING DATE
EVENTS AFTER REPORTING DATE

34.  EVENTS AFTER REPORTING DATE

There were no events that could have a material impact on the financial results of the Group after 31 December 2017, other than those disclosed below.

DRDGOLD TRANSACTION

On 22 November 2017, Sibanye-Stillwater announced the DRDGOLD Transaction. Sibanye has received approval for the DRDGOLD Transaction from the South African competition authorities in accordance with the Competition Act. The implementation of the DRDGOLD Transaction is still subject to the fulfilment of conditions precedent and is expected to complete during April 2018.

LONMIN ACQUISITION

On 14 December 2017, Sibanye-Stillwater announced that it had reached agreement with Lonmin plc (Lonmin) on the terms of a recommended all-share offer to acquire the entire issued and to be issued ordinary share capital of Lonmin (the Lonmin Acquisition). It is proposed that the Lonmin Acquisition will be effected by means of a scheme of arrangement between Lonmin and the Lonmin Shareholders under Part 26 of the UK Companies Act. Under the terms of the Lonmin Acquisition, each Lonmin Shareholder will be entitled to receive: 0.967 new Sibanye-Stillwater shares for each Lonmin share. The Lonmin Acquisition is subject to the fulfilment of conditions precedent and is expected to complete during the second half of 2018.

CAPITALISATION ISSUE

As a result of various temporary factors discussed elsewhere in this report, a final dividend was not declared. Instead, the Board approved a capitalisation issue in the form of 4 (four) new shares for every 100 (one hundred) held. EPS figures have been adjusted retrospectively as required by IAS 33.